INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of income tax expense

The following table sets forth income tax expense for the years ended December 31, 2020 and 2019 (stated in thousands):

	Years Ended December 31,
	2020	2019
Income tax expense:
Federal	$—	$—
State	—	(3)
	—	(3)
Deferred tax (benefit) expense:
Federal	(1,825)	690
State	(360)	119
	(2,185)	809
Total income tax (benefit) expense	$(2,185)	$806

Schedule of deferred tax assets and liabilities

The following table sets forth deferred tax assets and liabilities as of December 31, 2020 and 2019 (stated in thousands):

	Years Ended December 31,
	2020	2019
Deferred Tax Assets (Liabilities):
Noncurrent:
Fixed assets	$(219)	$(133)
Stock-based and performance share compensation.	2,286	4,456
Equity method investments	(187)	(835)
Accrual to cash adjustment	(4,368)	(6,916)
Section 163(J) limitation	—	81
Net operating loss and carryforward	2,211	1,357
Intangibles	(10)	—
Debt issuance costs	32	—
Accretion expense	(344)	—
Other	—	(20)
Deferred Tax Liabilities, net	$(599)	$(2,010)

Schedule of effective tax rate reconciliation

The following table sets forth the effective tax rate reconciliation for the years ended December 31, 2020 and 2019 (stated in thousands):

	Years Ended December 31,

	2020	2019
Reconciliation of effective tax rate:
Federal taxes at statutory rate	21.0%	21.0%
State taxes, net of federal benefit	4.4%	3.7%
Permanent items	0.9%	(1.6)%
Performance shares	(13.7)%	—%
Provision to return adjustment and other	0.1%	(0.2)%
Change in rate	(0.4)%	—%
NOL carryback difference	0.3%	—%
Effective income tax rate	12.6%	22.9%